UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23069

The Cushing MLP Infrastructure Master Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing Asset Management, L.P.
8117 Preston Road, Suite 440, Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

The Cushing® MLP Infrastructure Master Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2017

	Shares	Fair Value
Common Stock - 18.6%
General Partners - 5.0%
United States - 5.0%
Targa Resources Corporation	43,400	$1,934,338

Large Cap Diversified - 5.9%
United States - 5.9%
Kinder Morgan, Inc.	116,200	2,246,146

Diversified General Partners - 7.7%
United States - 7.7%
ONEOK, Inc.	33,490	1,813,819
Semgroup Corporation	44,400	1,141,080
		2,954,899
Total Common Stock (Cost $5,420,832)		$7,135,383

Master Limited Partnerships and Related Companies - 76.3%
Crude Oil & Refined Products - 18.0%
United States - 18.0%
Buckeye Partners, L.P.	12,800	$732,032
Genesis Energy, L.P.	51,000	1,361,700
MPLX, L.P.	74,000	2,539,680
Phillips 66 Partners, L.P.	21,700	1,036,826
Shell Midstream Partners, L.P.	44,600	1,234,082
		6,904,320

Diversified General Partnerships- 3.3%
United States - 3.3%
Andeavor Logistics, L.P.	25,800	1,283,550

General Partners - 7.9%
United States - 7.9%
Energy Transfer Equity, L.P.	110,300	1,915,911
EQT GP Holdings, L.P.	39,600	1,129,392
		3,045,303
Large Cap Diversified - 26.2%
United States - 26.2%
Energy Transfer Partners, L.P.	123,300	2,343,933
Enterprise Products Partners, L.P.	88,000	2,294,160
Magellan Midstream Partners, L.P.	15,300	1,031,067
Plains All American Pipeline, L.P.	88,000	1,906,080
Williams Partners, L.P.	63,900	2,517,660
		10,092,900
Natural Gas Gatherers & Processors - 14.3%
United States - 14.3%
DCP Midstream, L.P.	29,600	950,456
Enable Midstream Partners, L.P.	82,200	1,223,958
Enlink Midstream Partners, L.P.	52,393	850,338
Summit Midstream Partners, L.P.	52,800	1,111,440
Western Gas Partners, L.P.	26,500	1,353,620
		5,489,812

The Cushing® MLP Infrastructure Master Fund
SCHEDULE OF INVESTMENTS (Continued)

	August 31, 2017

	Shares	Fair Value
Natural Gas Transportation & Storage - 6.6%
United States - 6.6%
Dominion Midstream Partners, L.P.	49,300	1,412,445
EQT Midstream Partners, L.P.	14,900	1,137,913
		2,550,358
Total Master Limited Partnerships and Related Companies (Cost $27,766,588)		$29,366,243

Short-Term Investments - Investment Companies - 7.3%
United States - 7.3%
Fidelity Government Portfolio Fund - Institutional Class, 0.90%(1)	703,226	$703,226
First American Prime Obligations Fund - Class Z, 0.88%(1)	703,227	703,227
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 0.93%(1)	703,227	703,227
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.89%(1)	703,227	703,227
Total Short-Term Investments (Cost $2,812,907)		$2,812,907

Total Investments - 102.2% (Cost $36,000,327)		$39,314,533
Liabilities in Excess of Other Assets - (2.2)%		(837,526)
Total Net Assets Applicable to Unitholders - 100.0%		$38,477,007

(1)	Rate reported is the current yield as of August 31, 2017.

Income Taxes

The Cushing MLP Infrastructure Master Fund (the “Fund”) does not record a provision for U.S. federal, state, or local income taxes because the Fund’s unitholders report their share of the Fund’s income or loss on their income tax returns.  The Fund files an income tax return in the U.S. and may file income tax returns in various states.  The Fund is subject to income tax examinations by major taxing authorities for all tax years since its inception.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

·	Level 1 — quoted prices in active markets for identical securities
·	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
·	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
	Fair Value at	for	Observable	Unobservable
	August 31,	Identical Assets	Inputs	Inputs
Description	2017	(Level 1)	(Level 2)	(Level 3)
Assets
Equity Securities
Common Stock	$7,135,383	$7,135,383	$-	$-
Master Limited
Partnerships and
Related
Companies (a)	29,366,243	29,366,243	-	-
Total Equity Securities	36,501,626	36,501,626	-	-
Other
Short-Term
Investments	2,812,907	2,812,907	-	-
Total Assets	$39,314,533	$39,314,533	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2017.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2017.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Infrastructure Master Fund

By (Signature and Title)  /s/ Jerry V. Swank
   Jerry V. Swank, President & Chief Executive Officer

Date  October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title0  /s/ Jerry V. Swank
    Jerry V. Swank, President & Chief Executive Officer

Date  October 20, 2017

By (Signature and Title)  /s/ John H. Alban
   John H. Alban, Treasurer & Chief Financial Officer

Date  October 20, 2017